Cover Page	Jul. 02, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 02, 2024
Entity Registrant Name	UNITED BANKSHARES INC/WV
Entity Central Index Key	0000729986
Trading Symbol	UBSI
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $2.50 per share
Entity File Number	002-86947
Security Exchange Name	NASDAQ
Entity Tax Identification Number	55-0641179
Entity Address, Address Line One	300 United Center
Entity Address, Address Line Two	500 Virginia Street, East
Entity Address, City or Town	Charleston
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	25301
City Area Code	304
Local Phone Number	424-8800
Entity Incorporation, State or Country Code	WV
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false